Revenue and Segment Information - Schedule of Revenue from Major Customers (Details)		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Customer A [Member] | Offering of Farm Solutions [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue from major customers	[2]		[1]	15.40%
Customer B [Member] | Offering of Farm Solutions [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue from major customers			[1]	29.40%
Customer C [Member] | Sales of Fresh Produce [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue from major customers			[1]	53.00%
Customer D [Member] | Sales of Fresh Produce [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue from major customers		31.20%			[1]
Customer E [Member] | Sales of Fresh Produce [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue from major customers		32.90%			[1]
Customer F [Member] | Sales of Fresh Produce [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue from major customers		27.70%			[1]

[1]	The corresponding revenue did not contribute over 10.0% of the total revenue of the Group in the particular period.
[2]	Customer A is a related party of the Group.